Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Asset allocation
ASSET ALLOCATION

			Other pension plans		Principal retiree
	Principal pension plans		(weighted average)		benefit plans
	2015	2015	2015	2015	2015	2015
	Target	Actual	Target	Actual	Target	Actual
December 31	allocation	allocation	allocation	allocation	allocation	allocation

Equity securities	17 - 57%	47%	37%	40%	35 - 75%	59%
Debt securities (including cash equivalents)	13 - 53	29	37	40	11 - 46	27
Private equities	8 - 18	11	5	4	0 - 25	11
Real estate	2 - 12	7	9	8	0 - 12	1
Other investments	3 - 13	6	12	8	0 - 10	2

Principal pension plans
Defined Benefit Plan Disclosure [Line Items]
Cost of Benefit Plans [Table Text Block]
COST OF PENSION PLANS

	Principal pension plans
(In millions)	2015	2014	2013

Service cost for benefits earned	$1,424	$1,205	$1,535
Prior service cost amortization	205	214	246
Expected return on plan assets	(3,302)	(3,190)	(3,500)
Interest cost on benefit obligations	2,778	2,745	2,460
Net actuarial loss amortization	3,288	2,565	3,664
Curtailment loss	105	65	-
Pension cost	$4,498	$3,604	$4,405

Assumptions used to measure pension benefit obligations
ASSUMPTIONS USED TO MEASURE PENSION BENEFIT OBLIGATIONS
	Principal pension plans
December 31	2015	2014	2013

Discount rate	4.38%	4.02%	4.85%
Compensation increases	3.80	4.10	4.00

Assumptions used to measure pension costs
ASSUMPTIONS USED TO MEASURE PENSION COST
	Principal pension plans
December 31	2015	2014	2013

Discount rate	4.02%	4.85%	3.96%
Expected return on assets	7.50	7.50	8.00

Funded status
FUNDED STATUS

	Principal pension plans
December 31 (in millions)	2015	2014

Projected benefit obligations	$68,722	$70,735
Fair value of plan assets	45,720	48,280
Underfunded	$23,002	$22,455

Projected benefit obligations
PROJECTED BENEFIT OBLIGATIONS

	Principal pension plans
(In millions)	2015		2014

Balance at January 1	$70,735		$58,113
Service cost for benefits earned	1,424		1,205
Interest cost on benefit obligations	2,778		2,745
Participant contributions	155		153
Plan amendments	902		-
Actuarial loss (gain)	(4,017)	(a)	11,718	(b)
Benefits paid	(3,255)		(3,199)
Balance at December 31(c)	$68,722		$70,735

  Principally associated with discount rate changes.
  Principally associated with discount rate and mortality assumption changes.
  The PBO for the GE Supplementary Pension Plan, which is an unfunded plan, was $6,099 million and $6,632 million at year-end 2015 and 2014, respectively.

Fair value of pension plans' investments
FAIR VALUE OF PLAN ASSETS

	Principal pension plans
(In millions)	2015	2014

Balance at January 1	$48,280	$48,297
Actual gain on plan assets	307	2,793
Employer contributions	233	236
Participant contributions	155	153
Benefits paid	(3,255)	(3,199)
Balance at December 31	$45,720	$48,280

Amounts included in shareowners' equity
	Principal pension plans
December 31 (in millions)	2015	2014

Prior service cost	$1,473	$881
Net actuarial loss	16,795	21,105
Total	$18,268	$21,986

GE Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Asset allocation
	Principal pension plans
December 31 (in millions)	2015	2014

Equity securities
U.S. equity securities(a)	$12,447	$12,956
Non-U.S. equity securities(a)	9,088	9,153
Debt securities
Fixed income and cash investment funds	3,252	4,500
U.S. corporate(b)	5,529	5,155
Other debt securities(c)	5,131	5,729
Private equities(a)	4,885	5,249
Real estate(a)	3,186	3,129
Other investments(d)	2,202	2,409
Total plan assets	$45,720	$48,280

(a) Included direct investments and investment funds.

(b) Primarily represented investment-grade bonds of U.S. issuers from diverse industries.

(c) Primarily represented investments in residential and commercial mortgage-backed securities, non-U.S. corporate and government bonds and U.S. government, federal agency, state and municipal debt.

(d) Substantially all represented hedge fund investments.

Other pension plans and principal retiree benefit plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost of Benefit Plans [Table Text Block]
COST OF BENEFIT PLANS

	Other pension plans			Principal retiree benefit plans
(In millions)	2015	2014	2013	2015		2014	2013

Service cost for benefits earned	$416	$403	$435	$145		$164	$229
Prior service cost (credit) amortization	-	6	7	(8)		353	393
Expected return on plan assets	(881)	(789)	(663)	(48)		(50)	(60)
Interest cost on benefit obligations	555	587	523	335		424	410
Net actuarial loss (gain) amortization	289	205	343	(25)		(150)	(45)
Curtailment loss (gain)	(6)	-	-	(225)	(a)	48	-
Benefit plans cost	$373	$412	$645	$174		$789	$927

(a) Gain principally resulting from life insurance amendment.

Assumptions used to measure pension benefit obligations
ASSUMPTIONS USED TO MEASURE BENEFIT OBLIGATIONS

	Other pension plans (weighted average)			Principal retiree benefit plans
December 31	2015	2014	2013	2015		2014	2013

Discount rate	3.33%	3.53%	4.39%	3.93%		3.89%	4.61%
Compensation increases	3.32	3.60	3.76	3.80		4.10	4.00
Initial healthcare trend rate	N/A	N/A	N/A	6.00	(a)	6.00	6.00

(a) For 2015, ultimately declining to 5% for 2030 and thereafter.

Assumptions used to measure pension costs
ASSUMPTIONS USED TO MEASURE BENEFIT COST

	Other pension plans (weighted average)			Principal retiree benefit plans
December 31	2015	2014	2013	2015		2014		2013

Discount rate	3.53%	4.39%	3.92%	3.89%	(a)	4.61%	(a)	3.74%	(a)
Expected return on assets	6.95	6.92	6.82	7.00		7.00		7.00

(a) Weighted average discount rates of 3.92%, 4.47% and 3.77% were used for determination of costs in 2015, 2014 and 2013, respectively.

Funded status
FUNDED STATUS

			Principal retiree
	Other pension plans		benefit plans
(In millions)	2015	2014	2015	2014

Benefit obligations	$21,618	$15,589	$6,757	$10,703
Fair value of plan assets	17,368	12,386	695	813
Underfunded	$4,250	$3,203	$6,062	$9,890

Projected benefit obligations
BENEFIT OBLIGATIONS

	Other pension plans				Principal retiree benefit plans
(In millions)	2015		2014		2015		2014

Balance at January 1	$15,589		$13,535		$10,703		$9,913
Service cost for benefits earned	416		403		145		164
Interest cost on benefit obligations	555		587		335		424
Participant contributions	15		9		50		52
Plan amendments	(12)		(29)		(3,291)	(a)	(586)
Actuarial loss (gain)	(406)	(b)	2,170	(b)	(444)	(b)	1,440	(c)
Benefits paid	(576)		(493)		(691)		(704)
Acquisitions (dispositions)/ other - net	6,859	(d)	48		(50)		-
Exchange rate adjustments	(822)		(641)		-		-
Balance at December 31(e)	$21,618		$15,589		$6,757		$10,703

  Principally related to plan amendments affecting post-65 retiree health and retiree life insurance for certain production participants.
  Primarily associated with discount rate changes.
  Principally associated with discount rate and mortality assumption changes.
  Substantially all related to Alstom acquisition.
  The benefit obligation for retiree health plans was $4,838 million and $8,445 million at December 31, 2015 and 2014, respectively.

Fair value of pension plans' investments
	Other pension plans		Principal retiree benefit plans
December 31 (in millions)	2015	2014	2015	2014

Equity securities
U.S. equity securities	$667	$635	$203	$205
Non-U.S. equity securities	6,323	5,285	162	125
Debt securities
Fixed income and cash investment funds	6,258	4,071	84	133
U.S. corporate	242	222	52	47
Other debt securities	551	365	93	103
Private equities	703	262	75	94
Real estate	1,358	690	6	64
Other investments	1,266	856	20	42
Total plan assets	$17,368	$12,386	$695	$813

Amounts included in shareowners' equity
			Principal retiree
	Other pension plans		benefit plans
December 31 (In millions)	2015	2014	2015	2014

Prior service cost (credit)	$(29)	$(23)	$(3,132)	$(24)
Net actuarial loss (gain)	3,080	3,533	(464)	(71)
Total	$3,051	$3,510	$(3,596)	$(95)

Cost of Benefit Plans
COST OF BENEFIT PLANS

	Other pension plans			Principal retiree benefit plans
(In millions)	2015	2014	2013	2015	2014	2013

Benefit plan cost	$373	$412	$645	$174	$789	$927